Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Statement [Line Items]
Number of share options outstanding in share-based payment arrangement at beginning of period	1,640,000	234,700
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period	$ 0.19	$ 2.16
Number of share options granted in share-based payment arrangement	1,150,000	1,475,000
Weighted average exercise price of share options granted in share-based payment arrangement	$ 0.50	$ 0.10
Number of share options exercised in share-based payment arrangement	(125,000)	0
Weighted average exercise price of share options exercised in share-based payment arrangement	$ 0.10	$ 0
Number of share options expired in share-based payment arrangement	(2,500)	(69,700)
Weighted average exercise price of share options expired in share-based payment arrangement	$ 1.00	$ 4.88
Number of share options outstanding in share-based payment arrangement at end of period	2,662,500	1,640,000
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period	$ 0.33	$ 0.19
Number of share options exercisable in share-based payment arrangement	2,602,500	902,500
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 0.32	$ 0.26